UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sandelman Partners, LP
Address: 500 Park Avenue, 3rd Floor
         New York, NY  10022

13F File Number:  028-11765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Strashinsky
Title:     Chief Compliance Officer
Phone:     212-299-7645

Signature, Place, and Date of Signing:

       /s/  Michael Strashinsky     New York, NY     October 26, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $308,083 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AF8     9186 13000000 PRN      SOLE                 13000000        0        0
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AE1    21389 27716000 PRN      SOLE                 27716000        0        0
AFFILIATED COMPUTER SERVICES   CL A             008190100     1896    35000 SH       SOLE                    35000        0        0
BJ SVCS CO                     COM              055482103     6218   320000 SH       SOLE                   320000        0        0
BOISE INC                      *W EXP 06/18/201 09746Y113      532   872400 SH       SOLE                   872400        0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     2543   223700 SH       SOLE                   223700        0        0
CANDELA CORP                   COM              136907102     1061   321604 SH       SOLE                   321604        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889      536  1570000 SH  PUT  SOLE                  1570000        0        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     5578   698966 SH       SOLE                   698966        0        0
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4    33279 25000000 PRN      SOLE                 25000000        0        0
CHARLOTTE RUSSE HLDG INC       COM              161048103     3325   190000 SH       SOLE                   190000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9    10467 11500000 PRN      SOLE                 11500000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167CA3    21477 23600000 PRN      SOLE                 23600000        0        0
CIENA CORP                     NOTE 0.250% 5/0  171779AB7    15652 19468000 PRN      SOLE                 19468000        0        0
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1  192108AR9     6511  7500000 PRN      SOLE                  7500000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     5676  5000000 PRN      SOLE                  5000000        0        0
EQUINIX INC                    NOTE 3.000%10/1  29444UAG1    11030 10526000 PRN      SOLE                 10526000        0        0
GENERAL ELECTRIC CO            COM              369604103        4   100000 SH  PUT  SOLE                   100000        0        0
GLG PARTNERS INC               *W EXP 12/28/201 37929X115      115   328101 SH       SOLE                   328101        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300       28   931700 SH  PUT  SOLE                   931700        0        0
INTERNATIONAL COAL GRP INC N   NOTE 9.000% 8/0  45928HAD8    15398 14450000 PRN      SOLE                 14450000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109       25   500000 SH  PUT  SOLE                   500000        0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9    17801 16500000 PRN      SOLE                 16500000        0        0
LINCARE HLDGS INC              NOTE 2.750%11/0  532791AF7    12217 12500000 PRN      SOLE                 12500000        0        0
MARVEL ENTERTAINMENT INC       COM              57383T103     2233    45000 SH       SOLE                    45000        0        0
METAVANTE TECHNOLOGIES INC     COM              591407101     6991   202766 SH       SOLE                   202766        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6    16910 20000000 PRN      SOLE                 20000000        0        0
MOODYS CORP                    COM              615369105      115   200000 SH  PUT  SOLE                   200000        0        0
NEW GOLD INC CDA               COM              644535106     4620  1208000 SH       SOLE                  1208000        0        0
NII HLDGS INC                  CL B NEW         62913F201       25   200000 SH  PUT  SOLE                   200000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100     6525   179061 SH       SOLE                   179061        0        0
PEPSIAMERICAS INC              COM              71343P200     1702    59600 SH       SOLE                    59600        0        0
PEROT SYS CORP                 CL A             714265105     5346   180000 SH       SOLE                   180000        0        0
PROTEIN DESIGN LABS INC        NOTE 2.000% 2/1  74369LAF0     6722  7000000 PRN      SOLE                  7000000        0        0
RAMBUS INC DEL                 COM              750917106       80   200000 SH  PUT  SOLE                   200000        0        0
SCHEIN HENRY INC               NOTE 3.000% 8/1  806407AB8     8044  6500000 PRN      SOLE                  6500000        0        0
SCHERING PLOUGH CORP           COM              806605101    17303   612500 SH       SOLE                   612500        0        0
SEPRACOR INC                   COM              817315104     5725   250000 SH       SOLE                   250000        0        0
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203       20   200000 SH  PUT  SOLE                   200000        0        0
SPDR TR                        UNIT SER 1       78462F103      152   150000 SH  CALL SOLE                        0        0        0
SPDR TR                        UNIT SER 1       78462F103      798   500000 SH  PUT  SOLE                   500000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203     2478   272608 SH       SOLE                   272608        0        0
VARIAN INC                     COM              922206107     1404    27500 SH       SOLE                    27500        0        0
WYETH                          COM              983024100    18946   390000 SH       SOLE                   390000        0        0
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